Fees Summary	Sep. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 36,287,856.28
Previously Paid Amount	0.00
Total Fee Amount	5,011.36
Total Offset Amount	0.00
Net Fee	$ 5,011.36
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A